CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Total shareholders' equity attributable to Fangdd Network Group Limited CNY (¥)	Total shareholders' equity attributable to Fangdd Network Group Limited USD ($)	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares shares	Ordinary shares Class C Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥) shares	Additional paid-in capital USD ($) shares	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated deficit CNY (¥) shares	Accumulated deficit USD ($) shares	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at the beginning of the period at Dec. 31, 2019	¥ 1,589,055		¥ 1			¥ 4,880,135		¥ (368,897)		¥ (2,922,184)				¥ 1,589,055
Balance at the beginning of the period (in shares) at Dec. 31, 2019 | shares			1,203,322,178	619,938,058
CHANGES IN DEFICIT
Net (loss) income for the year	(220,288)									(220,288)		¥ (1,087)		(221,375)
Exercise of share options by preferred shareholder | shares			(172,908,845)
Share-based compensation	102,750					102,750								102,750
Foreign currency translation adjustments, net of nil tax	(28,054)							(28,054)						(28,054)
Acquisition of a subsidiary												23,622		23,622
Balance at the end of the period at Dec. 31, 2020	1,443,463		¥ 1			¥ 4,982,885		(396,951)		(3,142,472)		22,535		1,465,998
Balance at the end of the period (in shares) at Dec. 31, 2020 | shares			1,376,231,023	619,938,058		4,982,885,000	4,982,885,000
CHANGES IN DEFICIT
Net (loss) income for the year	(1,171,165)									¥ (1,171,165)		(31,832)		(1,202,997)
Exercise of share options under share- based compensation (in shares) | shares			50,219,050
Share-based compensation	47,067					¥ 47,067								47,067
Acquisition of a subsidiary with noncontrolling interests	1,820					¥ 1,820						(1,820)
Capital contribution from noncontrolling shareholder												1,535		1,535
Issuance of ordinary shares (in shares) | shares						5,031,772,000	5,031,772,000			(4,313,637,000)	(4,313,637,000)
Foreign currency translation adjustments, net of nil tax	(7,926)							(7,926)						(7,926)
Balance at the end of the period at Dec. 31, 2021	313,259		¥ 1			¥ 5,031,772		(404,877)		¥ (4,313,637)		(9,582)		303,677
Balance at the end of the period (in shares) at Dec. 31, 2021 | shares			1,426,450,073	619,938,058
CHANGES IN DEFICIT
Net (loss) income for the year	(244,038)									(244,038)		4,450		(239,588)	$ (34,737,000)
Exercise of share options under share- based compensation (in shares) | shares			49,416,575
Share-based compensation	16,724					16,724								16,724
Acquisition of a subsidiary with noncontrolling interests												(114)		(114)
Capital contribution from noncontrolling shareholder												490		490
Disposal of a subsidiary												34		34
Issuance of ordinary shares	3,135					3,135								3,135
Issuance of ordinary shares (in shares) | shares			375,000,000		75,000
Foreign currency translation adjustments, net of nil tax	11,036							11,036						11,036	1,600,000
Balance at the end of the period at Dec. 31, 2022	¥ 100,116	$ 14,515,000	¥ 1		$ 75,000	¥ 5,051,631	$ 732,418,000	¥ (393,841)	$ (57,102,000)	¥ (4,557,675)	$ (660,801,000)	¥ (4,722)	$ (684,000)	¥ 95,394	$ 13,831,000
Balance at the end of the period (in shares) at Dec. 31, 2022 | shares			1,850,866,648	619,938,058